SCHEDULE OF AMORTIZATION OF RIGHT OF USE ASSET (Details)	Mar. 31, 2023 USD ($)
Equity [Abstract]
2024	$ 138,444
2025	48,355
2026	53,661
2027	35,323
Total	$ 275,783